Long-Term Incentive Plans - Summary of Restricted Stock Award Activity (Parenthetical) (Details) - Restricted Stock - shares		1 Months Ended	12 Months Ended
	Feb. 03, 2023	Feb. 02, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested		0	166,770
Merger Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested	446,847